BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Effects on the Company's investments (Details) - BRL (R$) R$ in Thousands	Nov. 01, 2021	Aug. 02, 2021	Jul. 02, 2021
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on the Company's investments
Disclosure of joint ventures
Capital contribution in assets			R$ 229,961
Results			(1,789)
Investment before the disposals			228,172
Investment after the disposals			94,028
Remeasurement of shareholding variation			80,400
Investment (closing)			174,428
Fair value of the remeasurement of the Company's shareholding			41,095
Investment (after closing)			R$ 215,523
Shares issued			1,199,900
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra and CDPQ | Effects on the Company's investments
Disclosure of joint ventures
Write-off cost for the sale of equity interest			R$ 134,144
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra
Disclosure of joint ventures
Write-off cost for the sale of equity interest			R$ 95,817
Shares issued			499,999
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ
Disclosure of joint ventures
Write-off cost for the sale of equity interest			R$ 38,327
Shares issued			200,000
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil") | Effects on the Company's investments
Disclosure of joint ventures
Capital contribution in assets		R$ 28,000
Results		(5,523)
Remeasurement of shareholding variation		30,900
Investment (closing)		R$ 47,694
Shares issued		319,900
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil") | TC&CT | Effects on the Company's investments
Disclosure of joint ventures
Write-off cost for the sale of equity interest		R$ 5,683
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil") | Effects on the Company's investments
Disclosure of joint ventures
Remeasurement of shareholding variation	R$ 41,352
Investment (closing)	R$ 41,352